Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income.
Schedule of changes in accumulated other comprehensive loss, net of tax

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$3,581	$—
Other comprehensive income (loss) before reclassifications	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(7,197)	(1,746)
Tax effect	(2,635)	(1,163)
Net other comprehensive income (loss)	11,759	3,581
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	11,759	3,581
Foreign currency translation gain (loss)
Balance at beginning of period	239	—
Other comprehensive income (loss) before reclassifications	20	239
Amounts reclassified from accumulated comprehensive income	—	—
Tax effect	—	—
Net other comprehensive income (loss)	259	239
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	259	239
Accumulated other comprehensive income (loss) at end of period	$12,018	$3,820